Stockholders' Equity and Pro Forma Earnings Per Share - Schedule of Conversion of Common Units into Common Shares (Details) - shares		3 Months Ended								12 Months Ended
	Oct. 19, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding (in shares)		35,951,087	30,000,000	30,000,000	30,000,000					31,500,000	[1]	30,000,000	[1]	21,056,073	[1]
Conversion (in shares)										(30,000,000)		(30,000,000)		(21,056,073)
Weighted average number of shares outstanding, basic (in shares)						30,000,000	30,000,000	30,000,000	30,000,000	30,000,000		30,000,000		21,056,073
IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share Issuance at IPO (in shares)										1,500,000
Shares issued (in shares)	7,750,000
Over-Allotment Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued (in shares)	7,500,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.